Commitments and Contingencies - Additional Information - Transocean (Details) $ in Millions	Sep. 30, 2017 USD ($)	Feb. 28, 2017 vessel
Loss Contingencies [Line Items]
Loss contingency accrual	$ 50.5
Claim from Transocean arising from Towage of Transocean Winner Oil Rig
Loss Contingencies [Line Items]
Loss contingency accrual	1.8
Estimated insurance recovery	$ 1.7
Towage Vessels
Loss Contingencies [Line Items]
Number of vessels | vessel		1